8. Deposits (Details) (USD $)	Dec. 31, 2014
Time Deposits [Abstract]
2015	$ 73,044,129
2016	18,486,712
2017	10,367,425
2018	4,315,534
2019	6,808,476
Total time certificates of deposit	$ 113,022,276